Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [Abstract]
Schedule of cash and cash equivalents
	As of December 31,
	2021	2022
	USD	USD
Cash at bank	$10,753,049	$3,805,103
Cash on hand	69	32
Total	$10,753,118	$3,805,135

Schedule of carrying amounts of the Company’s bank and cash balances
	As of December 31,
	2021	2022
	USD	USD
RMB	$642,036	$139,688
USD	10,111,082	3,665,447
Total	$10,753,118	$3,805,135